Document And Entity Information	3 Months Ended
Mar. 31, 2023
Document Information Line Items
Entity Registrant Name	NYIAX, Inc.
Document Type	POS AM
Amendment Flag	true
Amendment Description	On June 1, 2022, we filed with the Securities and Exchange Commission (the “SEC”) a Registration Statement on Form S-1 (the “Registration Statement”), which was subsequently amended on October 20, 2022, December 21, 2022, January 20, 2023, February 1, 2023, February 9, 2023, and February 13, 2023, and declared effective on February 14, 2023.This Post-Effective Amendment No. 1 is being filed to update the Registration Statement to include information from our Annual Report on Form 10-K for the year ended December 31, 2022 filed with the SEC on July 20, 2023 and our Quarterly Report on Form 10-Q for the quarter ended March 31, 2023 filed with the SEC on July 20, 2023, and incorporates by reference the Current Reports on Form 8-K filed with the SEC since February 13, 2023 to the date of this filing.All filing fees payable in connection with the registration of the shares of common stock covered by this Post-Effective Amendment No. 1 were paid by us as noted in the Filing Fee Table included as an exhibit to the Registration Statement.This Registration Statement contains two prospectuses, as set forth below.• Public Offering Prospectus. A prospectus to be used for the public offering of 1,750,000 shares of common stock of the Registrant (the “Public Offering Prospectus”) through the underwriters named on the cover page of the Public Offering Prospectus.• Resale Prospectus. A prospectus to be used for the resale by the selling shareholders set forth therein of 2,348,764 shares of common stock of the Registrant (the “Resale Prospectus”).The Resale Prospectus is substantively identical to the Public Offering Prospectus, except for the following principal points:• they contain different outside and inside front covers and back covers;• they contain different Offering sections in the Prospectus Summary section beginning on page Alt- 1;• they contain different Use of Proceeds sections on page Alt-6;• a selling shareholder section is included in the Resale Prospectus;• a selling shareholder Plan of Distribution is inserted; and• the Legal Matters section in the Resale Prospectus on page Alt-10 deletes the reference to counsel for the underwriters.The Registrant has included in this Registration Statement a set of alternate pages after the back cover page of the Public Offering Prospectus (the “Alternate Pages”) to reflect the foregoing differences in the Resale Prospectus as compared to the Public Offering Prospectus. The Public Offering Prospectus will exclude the Alternate Pages and will be used for the public offering by the Registrant. The Resale Prospectus will be substantively identical to the Public Offering Prospectus except for the addition or substitution of the Alternate Pages and will be used for the resale offering by the selling shareholders.
Entity Central Index Key	0001679379
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE